Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 VND (₫)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 226,925	$ 70,345
Estimated useful life	5 years			5 years
Right of use asset (in Dong)	$ 3,474,737	3,076,855
Contract for right to use of lan (in Dong)	$ 182,980			₫ 4,657,720,520
Net profit reserve fund percentage	10.00%
Registered capital percentage	50.00%
Contributions percentage	5.00%
Relevant income	$ 3,842
Defined contribution plan	$ 2,011,534	1,205,697	$ 1,090,943
Value added tax rate	13.00%
Reportable segment	1
Huizhou Yimeinuo Industry Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Term lease	35 years			35 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Term lease	50 years			50 years
Vietnam [Member]
Significant Accounting Policies [Line Items]
Land cost	$ 4,001,282	$ 1,798,927
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Right of use asset (in Dong) | ₫				₫ 102,476,000,000
Contract for right to use of lan (in Dong) | ₫				₫ 102,469,851,440